Label	Element	Value
VanEck Vectors® Semiconductor ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Vectors® Semiconductor ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
VanEck Vectors® Semiconductor ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Listed Semiconductor 25 Index (the “Semiconductor Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 01, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Semiconductor Index includes common stocks and depositary receipts of U.S. exchange-listed companies in the semiconductor industry. Such companies may include medium-capitalization companies and foreign companies that are listed on a U.S. exchange. To be initially eligible for the Semiconductor Index, companies must generate at least 50% of their revenues from semiconductors. Semiconductors include companies engaged primarily in the production of semiconductors and semiconductor equipment. Of the largest 50 stocks in the semiconductor industry by full market capitalization, the top 25 by free-float market capitalization ( i.e. , includes only shares that are readily available for trading in the market) and three month average daily trading volume are included in the Semiconductor Index. As of December 31, 2019, the Semiconductor Index included 25 securities of companies with a market capitalization range of between approximately $9.7 billion and $301.3 billion and a weighted average market capitalization of $117.4 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Semiconductor Index by investing in a portfolio of securities that generally replicates the Semiconductor Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Semiconductor Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Semiconductor Index but also may reduce some of the risks of active management, such as poor security selection.

The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Semiconductor Index concentrates in an industry or group of industries. As of September 30, 2019, the Fund was concentrated in the semiconductor industry, and the information technology sector represented a significant portion of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Semiconductor Index concentrates in an industry or group of industries. As of September 30, 2019, the Fund was concentrated in the semiconductor industry, and the information technology sector represented a significant portion of the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Risk of Investing in the Semiconductor Industry. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of the semiconductor industry. Competitive pressures may have a significant effect on the financial condition of companies in the semiconductor industry. The Fund is subject to the risk that companies that are in the semiconductor industry may be similarly affected by particular economic or market events. As product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Semiconductor companies are vulnerable to wide fluctuations in securities prices due to rapid product obsolescence. Many semiconductor companies may not successfully introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products, and failure to do so could have a material adverse effect on their business, results of operations and financial condition. Reduced demand for end-user products, underutilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor industry. Semiconductor companies typically face high capital costs and such companies may need additional financing, which may be difficult to obtain. They also may be subject to risks relating to research and development costs and the availability and price of components. Moreover, they may be heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Some of the companies involved in the semiconductor industry are also engaged in other lines of business unrelated to the semiconductor business, and they may experience problems with these lines of business, which could adversely affect their operating results. The international operations of many semiconductor companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs and trade disputes, competition from subsidized foreign competitors with lower production costs and other risks inherent to international business. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. Companies in the semiconductor industry also may be subject to competition from new market entrants. The stock prices of companies in the semiconductor industry have been and will likely continue to be extremely volatile compared to the overall market.

Certain companies in which the Fund may invest are non-U.S. issuers whose securities are listed on U.S. exchanges. These securities involve risks beyond those associated with investments in U.S. securities, including greater market volatility, higher transactional costs, the possibility that the liquidity of such securities could be impaired because of future political and/or economic developments, taxation by foreign governments, political instability, the possibility that foreign governmental restrictions may be adopted which might adversely affect such securities and that the selection of such securities may be more difficult because there may be less publicly available information concerning such non-U.S. issuers or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. issuers may differ from those applicable to U.S. issuers.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility.

Risk of Investing in the Information Technology Sector. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Risk of Investing in Foreign Securities. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments.

Foreign Currency Risk. Because the Fund’s assets may be invested in securities denominated in foreign currencies, the proceeds received by the Fund from these investments will generally be in foreign currencies. The Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.

Risk of Investing in Depositary Receipts. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Semiconductor Index, may negatively affect the Fund’s ability to replicate the performance of the Semiconductor Index.

Risk of Investing in Medium-Capitalization Companies. Medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Issuer-Specific Changes Risk. The value of individual securities or particular types of securities in the Fund’s portfolio can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, which may have a greater impact if the Fund’s portfolio is concentrated in a country, group of countries, region, market, industry, group of industries, sector or asset class. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Index Tracking Risk. The Fund’s return may not match the return of the Semiconductor Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Semiconductor Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Semiconductor Index, which are not factored into the return of the Semiconductor Index. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value (“NAV”) to the extent not offset by the transaction fee payable by an Authorized Participant (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Semiconductor Index. Errors in the Semiconductor Index data, the Semiconductor Index computations and/or the construction of the Semiconductor Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Semiconductor Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Semiconductor Index provider's errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Semiconductor Index provider's errors will be borne by the Fund and its shareholders. When the Semiconductor Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Semiconductor Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Semiconductor Index provider or its agents may carry out additional ad hoc rebalances to the Semiconductor Index in order, for example, to correct an error in the selection of index constituents. Therefore, errors and additional ad hoc rebalances carried out by the Semiconductor Index provider or its agents to the Semiconductor Index may increase the costs to and the tracking error risk of the Fund. In addition, the Fund may not invest in certain securities included in the Semiconductor Index, or invest in them in the exact proportions in which they are represented in the Semiconductor Index. The Fund’s performance may also deviate from the return of the Semiconductor Index due to legal restrictions or limitations imposed by the governments of certain countries, certain listing standards of the Fund’s listing exchange (the “Exchange”), a lack of liquidity on stock exchanges in which the securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). The Fund may value certain of its investments and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value NAV based on fair value prices and the value of the Semiconductor Index is based on securities’ closing prices ( i.e. , the value of the Semiconductor Index is not based on fair value prices), the Fund’s ability to track the Semiconductor Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking risk. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Semiconductor Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Semiconductor Index. Changes to the composition of the Semiconductor Index in connection with a rebalancing or reconstitution of the Semiconductor Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.

Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.

No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Passive Management Risk. An investment in the Fund involves risks similar to those of investing in any fund invested in equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Semiconductor Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold, or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.

Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk because the Semiconductor Index is comprised of securities of a very limited number of issuers.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Semiconductor Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund is concentrated in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” fund under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk because the Semiconductor Index is comprised of securities of a very limited number of issuers.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	21.77%	1Q '19
Worst Quarter:	-16.37%	4Q '18

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.37%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2019
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes, except withholding taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax performance for the past calendar year is based on information available to the Fund as of the date of this prospectus.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	See “License Agreements and Disclaimers” for important information.
VanEck Vectors® Semiconductor ETF | MVIS US Listed Semiconductor 25 Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	64.44%
Past 5 Years	rr_AverageAnnualReturnYear05	22.89%
Since Inception	rr_AverageAnnualReturnSinceInception	23.17%
VanEck Vectors® Semiconductor ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	31.49%
Past 5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	15.02%
VanEck Vectors® Semiconductor ETF | VanEck Vectors Semiconductor ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%	[1]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	121
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	215
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 489
Annual Return 2012	rr_AnnualReturn2012	8.28%
Annual Return 2013	rr_AnnualReturn2013	33.68%
Annual Return 2014	rr_AnnualReturn2014	30.00%
Annual Return 2015	rr_AnnualReturn2015	(0.14%)
Annual Return 2016	rr_AnnualReturn2016	35.39%
Annual Return 2017	rr_AnnualReturn2017	38.32%
Annual Return 2018	rr_AnnualReturn2018	(8.98%)
Annual Return 2019	rr_AnnualReturn2019	64.51%
Past 1 Year	rr_AverageAnnualReturnYear01	64.51%
Past 5 Years	rr_AverageAnnualReturnYear05	22.87%
Since Inception	rr_AverageAnnualReturnSinceInception	23.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2011
VanEck Vectors® Semiconductor ETF | VanEck Vectors Semiconductor ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	63.79%
Past 5 Years	rr_AverageAnnualReturnYear05	22.29%
Since Inception	rr_AverageAnnualReturnSinceInception	22.64%
VanEck Vectors® Semiconductor ETF | VanEck Vectors Semiconductor ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	38.46%
Past 5 Years	rr_AverageAnnualReturnYear05	18.56%
Since Inception	rr_AverageAnnualReturnSinceInception	19.61%

[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund's average daily net assets per year until at least February 1, 2021. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.